Other risks and contingent liabilities	6 Months Ended
Jun. 30, 2023
Other risks and contingent liabilities
Other risks and contingent liabilities

7) Other risks and contingent liabilities

TotalEnergies is not currently aware of any exceptional event, dispute, risks or contingent liabilities that could have a material impact on the assets and liabilities, results, financial position or operations of the TotalEnergies, other than those mentioned below.

Yemen

In Yemen, the deterioration of security conditions in the vicinity of the Balhaf site caused the company Yemen LNG, in which TotalEnergies holds a stake of 39.62%, to stop its commercial production and export of LNG and to declare force majeure to its various stakeholders in 2015. The plant has been put in preservation mode.

Mozambique

Considering the evolution of the security situation in the north of the Cabo Delgado province in Mozambique, TotalEnergies has confirmed on April 26, 2021, the withdrawal of all Mozambique LNG project personnel from the Afungi site. This situation led TotalEnergies, as operator of Mozambique LNG project, to declare force majeure.

Disputes relating to Climate

In France, the Corporation was summoned in January 2020 before Nanterre’s Court of Justice by certain associations and local communities in order to oblige the Company to complete its Vigilance Plan, by identifying in detail risks relating to a global warming above 1.5°C, as well as indicating the expected amount of future greenhouse gas emissions related to the Company’s activities and its product utilization by third parties and in order to obtain an injunction ordering the Corporation to immediately cease exploration and exploitation of new oil or gas fields, to reduce its oil and gas production by 2030 and 2050, and to reduce its net direct and indirect CO2 emissions by 40% in 2040 compared with 2019. A new procedural law led to the transfer of these proceedings to the Paris judicial court in February 2022. This action was declared inadmissible on July 6, 2023, by the Paris judicial court. TotalEnergies considers that it has fulfilled its obligations under the French law on the vigilance duty.

Several associations in France brought a civil action against TotalEnergies and TotalEnergies Gaz et Electricité France before the Paris judicial court, with the aim of proving that since May 2021 – after the change of name of TotalEnergies – the Company’s corporate communication and its publicity campaign contain environmental claims that are either false or misleading for the consumer. TotalEnergies considers that these accusations are unfounded.

In France, on July 4, 2023, nine shareholders (two companies and 7 individuals holding a small number of the Corporation's shares) brought an action against the Corporation before the Nanterre Commercial Court, seeking the annulment of resolution no. 3 passed by the Corporation's Annual Shareholders’ Meeting on May 26, 2023, recording the results for fiscal year 2022 and setting the amount of the dividend to be distributed for fiscal year 2022. The plaintiffs essentially allege an insufficient provision for impairment of the Company's assets in the financial statements for the fiscal year 2022, due to the insufficient consideration of future risks and costs related to the consequences of greenhouse gas emissions emitted by its customers (scope 3) and carbon cost assumptions presented as too low. The Corporation considers this action to be unfounded.

In the United States, US subsidiaries of TotalEnergies (TotalEnergies EP USA, Inc. and TotalEnergies Marketing USA, Inc.) were summoned, amongst many companies and professional associations, in a number of "climate litigation" cases, seeking to establish legal liability for past greenhouse gas emissions, and to compensate plaintiff public authorities, in particular for adaptation costs. The Corporation was summoned, along with one of its subsidiaries, in one of these litigations. The Corporation and its subsidiaries consider that the courts lack jurisdiction, and have many arguments to put forward, and consider that the past and present behavior of the Corporation and its subsidiaries does not constitute a fault susceptible to give rise to liability.